Financing - Summary (Details) R$ in Thousands, $ in Millions				1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 04, 2018 USD ($)	Nov. 06, 2018 USD ($)	Sep. 17, 2018 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 04, 2018 BRL (R$)	Nov. 30, 2018 USD ($)	Nov. 06, 2018 BRL (R$)	Sep. 30, 2018 BRL (R$)	Sep. 17, 2018 BRL (R$)	Feb. 28, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Financing
Borrowings									R$ 31,074,056							R$ 12,191,856	R$ 14,012,779
Current Portion (includes interest payments)									3,425,399							2,115,067
Non-Current Portion									27,648,657							R$ 10,076,789
Export financing
Financing
Notional amount | $	$ 2,300
Export financing | Suzano Europa
Financing
Notional amount										R$ 8,800,000
Debt instrument term	5 years
Export credit note | CDI
Financing
Notional amount													R$ 1,300,000
Number of Export Credit Notes | item						2
Senior Notes | Suzano Trading
Financing
Repurchase of notes | $							$ 456
Senior Notes 2026 | Suzano Austria
Financing
Notional amount | $							$ 200
Annual average interest rate							4.62%									4.62%
Senior Notes 2047
Financing
Notional amount		$ 500										R$ 1,900,000
Annual average interest rate		6.90%										6.90%
Debt instrument term		29 years
Senior Notes 2047 | Suzano Trading
Financing
Notional amount | $							$ 200
Annual average interest rate							6.30%									6.30%
Senior Notes 2047 | Suzano Austria
Financing
Notional amount | $					$ 300						$ 500
Annual average interest rate					7.00%						6.85%
Percentage of return for investors					7.38%
Senior Notes 2029 | Suzano Trading
Financing
Notional amount | $				$ 1,000		$ 1,000
Senior Notes 2029 | Suzano Austria
Financing
Notional amount			$ 1,000											R$ 4,700,000
Annual average interest rate			6.00%											6.00%
Debt instrument term			11 years
Percentage of return for investors				6.00%
Syndicated Loan | Suzano Europa | Maximum
Financing
Notional amount | $															$ 750
Rural Producer Certificate | CDI
Financing
Notional amount													R$ 275,000
Property, plant and equipment
Financing
Borrowings									R$ 1,542,959							R$ 1,659,107
Property, plant and equipment | BNDES - Finem | Fixed rate /TJLP
Financing
Annual average interest rate								7.18%	7.18%
Interest rate, threshold for interest capitalization							6.00%	6.00%	6.00%							6.00%
Borrowings									R$ 333,289							R$ 339,798
Property, plant and equipment | BNDES - Finem | Currency basket / US$
Financing
Annual average interest rate								7.13%	7.13%
Borrowings									R$ 161,517							165,125
Property, plant and equipment | BNDES - Finame | Fixed rate /TJLP
Financing
Annual average interest rate								5.08%	5.08%
Borrowings									R$ 2,980							4,708
Property, plant and equipment | FNE - BNB | Fixed rate
Financing
Annual average interest rate								6.46%	6.46%
Borrowings									R$ 217,014							244,452
Property, plant and equipment | FINEP | Fixed rate
Financing
Annual average interest rate								4.00%	4.00%
Borrowings									R$ 12,860							20,577
Property, plant and equipment | Financial lease | CDI / US$
Financing
Borrowings									R$ 18,225							19,686
Property, plant and equipment | Export Credit Agency - ECA | US$/LIBOR
Financing
Notional amount | $								$ 535
Annual average interest rate								4.13%	4.13%
Debt instrument term								9 years 6 months
Maximum consolidated net debt / consolidated EBITDA ratio								2.85
Minimum consolidated EBITDA / net interest expense								2.0
Borrowings									R$ 797,074							864,761
Working capital
Financing
Borrowings									R$ 29,531,097							10,532,749
Working capital | Export financing | US$/LIBOR
Financing
Annual average interest rate								4.27%	4.27%
Borrowings									R$ 2,171,390							844,388
Working capital | Export credit note | CDI
Financing
Annual average interest rate								6.69%	6.69%
Borrowings									R$ 3,799,257							2,907,200
Working capital | Senior Notes | US$/Fixed rate
Financing
Annual average interest rate								6.28%	6.28%
Borrowings									R$ 11,406,027							4,730,800
Working capital | Trade notes discount-Vendor
Financing
Borrowings																33,363
Working capital | Syndicated Loan | US$/LIBOR
Financing
Annual average interest rate								3.95%	3.95%
Borrowings									R$ 11,825,134							1,986,691
Working capital | Fund of Investments in Receivables
Financing
Borrowings									R$ 22,054							24,665
Working capital | Rural Producer Certificate | CDI
Financing
Annual average interest rate								7.43%	7.43%
Borrowings									R$ 279,838
Working capital | Other
Financing
Borrowings									R$ 27,397							R$ 5,642